Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 166,552	$ 49,264
Less: allowance for expected credit loss	(21)	(19)
Total accounts receivable net	$ 166,531	$ 49,245